Net Loss Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss Per Share

9. Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
Numerator:
Net loss	$(13,157)	$(13,880)	$(14,027)
Accretion of redeemable convertible preferred stock to redemption value	(53)	(67)	(213)

Net loss attributable to common stockholders	$(13,210)	$(13,947)	$(14,240)

Denominator:
Weighted average common shares outstanding, basic and diluted	688,946	709,678	729,001

Net loss per share attributable to common stockholders, basic and diluted	$(19.17)	$(19.65)	$(19.53)

The Company excluded the following common stock equivalents, outstanding as of December 31, 2011, 2012 and 2013, from the computation of diluted net loss per share attributable to common stockholders for the years ended December 31, 2011, 2012 and 2013 because they had an anti-dilutive impact due to the net loss attributable to common stockholders incurred for the periods.

	December 31,
	2011	2012	2013
Stock options to purchase common stock	916,094	591,427	1,310,330
Unvested restricted common stock	24,548	10,615	—

	940,642	602,042	1,310,330